SHARE CAPITAL (Details - Warrants activity) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	1,896,071	1,896,071	1,896,071
Weighted average exercise price, beginning	$ 2.46	$ 2.46	$ 2.46
Warrants exercisable, beginning	1,896,071	1,896,071	1,896,071
Weighted average exercise price, exercisable beginning	$ 2.46	$ 2.46	$ 2.46
Warrants issued	0	0	0
Warrants cancelled / exercised	0	0	0
Warrants expired	0	0	0
Warrants outstanding, ending balance	1,896,071	1,896,071	1,896,071
Weighted average exercise price, ending	$ 2.46	$ 2.46	$ 2.46
Warrants exercisable, ending	1,896,071	1,896,071	1,896,071
Weighted average exercise price, exercisable ending	$ 2.46	$ 2.46	$ 2.46